Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 111,383
Balance at end of period	$ 111,844
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,821.7	1,823.9
Balance at beginning of period	$ 24,363	$ 23,066
Proceeds from shares issued on exercise of stock options, Number of shares	0.4	1.2
Proceeds from shares issued on exercise of stock options, Amount	$ 26	$ 76
Shares issued as a result of dividend reinvestment plan, Number of shares	7.9	1.2
Shares issued as a result of dividend reinvestment plan	$ 705	$ 122
Purchase of shares for cancellation and other, Number of Shares		(7.5)
Purchase of shares for cancellation and other, Amount		$ (94)
Ending balance, Number of shares	1,830.0	1,818.8
Balance at end of period	$ 25,094	$ 23,170